Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	MERGER FUND
Central Index Key	0000701804
Amendment Flag	false
Document Creation Date	Mar. 13, 2015
Document Effective Date	Mar. 15, 2015
Prospectus Date	Mar. 15, 2015
The Merger Fund | The Merger Fund - Investor Class Shares
Risk/Return:
Trading Symbol	MERFX
The Merger Fund | The Merger Fund - Institutional Class Shares
Risk/Return:
Trading Symbol	MERIX